Fair Value Measurements (Fair Value of Assets and Liabilities Measured on Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Sep. 28, 2012 Level 2 [Member] Senior Notes [Member] 7.375% Senior Notes Due 2020 [Member]	Jun. 30, 2013 Recurring [Member] Estimate of Fair Value Measurement [Member]	Dec. 31, 2012 Recurring [Member] Estimate of Fair Value Measurement [Member]	Jun. 30, 2013 Recurring [Member] Estimate of Fair Value Measurement [Member] Term Loan [Member] 7 Year Senior Secured Term Loan Facility [Member]	Dec. 31, 2012 Recurring [Member] Estimate of Fair Value Measurement [Member] Term Loan [Member] 7 Year Senior Secured Term Loan Facility [Member]	Jun. 30, 2013 Recurring [Member] Estimate of Fair Value Measurement [Member] Senior Notes [Member] 7.375% Senior Notes Due 2020 [Member]	Dec. 31, 2012 Recurring [Member] Estimate of Fair Value Measurement [Member] Senior Notes [Member] 7.375% Senior Notes Due 2020 [Member]	Jun. 30, 2013 Recurring [Member] Level 1 [Member]	Dec. 31, 2012 Recurring [Member] Level 1 [Member]	Jun. 30, 2013 Recurring [Member] Level 1 [Member] Term Loan [Member] 7 Year Senior Secured Term Loan Facility [Member]	Dec. 31, 2012 Recurring [Member] Level 1 [Member] Term Loan [Member] 7 Year Senior Secured Term Loan Facility [Member]	Jun. 30, 2013 Recurring [Member] Level 1 [Member] Senior Notes [Member] 7.375% Senior Notes Due 2020 [Member]	Dec. 31, 2012 Recurring [Member] Level 1 [Member] Senior Notes [Member] 7.375% Senior Notes Due 2020 [Member]	Jun. 30, 2013 Recurring [Member] Level 2 [Member]	Dec. 31, 2012 Recurring [Member] Level 2 [Member]	Jun. 30, 2013 Recurring [Member] Level 2 [Member] Term Loan [Member] 7 Year Senior Secured Term Loan Facility [Member]	Dec. 31, 2012 Recurring [Member] Level 2 [Member] Term Loan [Member] 7 Year Senior Secured Term Loan Facility [Member]	Jun. 30, 2013 Recurring [Member] Level 2 [Member] Senior Notes [Member] 7.375% Senior Notes Due 2020 [Member]	Dec. 31, 2012 Recurring [Member] Level 2 [Member] Senior Notes [Member] 7.375% Senior Notes Due 2020 [Member]	Jun. 30, 2013 Recurring [Member] Level 3 [Member]	Dec. 31, 2012 Recurring [Member] Level 3 [Member]	Jun. 30, 2013 Recurring [Member] Level 3 [Member] Term Loan [Member] 7 Year Senior Secured Term Loan Facility [Member]	Dec. 31, 2012 Recurring [Member] Level 3 [Member] Term Loan [Member] 7 Year Senior Secured Term Loan Facility [Member]	Jun. 30, 2013 Recurring [Member] Level 3 [Member] Senior Notes [Member] 7.375% Senior Notes Due 2020 [Member]	Dec. 31, 2012 Recurring [Member] Level 3 [Member] Senior Notes [Member] 7.375% Senior Notes Due 2020 [Member]	Dec. 31, 2012 Successor [Member] Recurring [Member] Estimate of Fair Value Measurement [Member]	Dec. 31, 2012 Successor [Member] Recurring [Member] Level 1 [Member]	Dec. 31, 2012 Successor [Member] Recurring [Member] Level 2 [Member]	Dec. 31, 2012 Successor [Member] Recurring [Member] Level 3 [Member]	Dec. 31, 2011 Predecessor [Member] Recurring [Member] Estimate of Fair Value Measurement [Member]	Dec. 31, 2011 Predecessor [Member] Recurring [Member] Level 1 [Member]	Dec. 31, 2011 Predecessor [Member] Recurring [Member] Level 2 [Member]	Dec. 31, 2011 Predecessor [Member] Recurring [Member] Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Corporate bonds (Note 6)			$ 3,581	$ 11,727					$ 0	$ 0					$ 3,581	$ 11,727					$ 0	$ 0					$ 11,727	$ 0	$ 11,727	$ 0	$ 25,709	$ 0	$ 25,709	$ 0
Cash equivalents			21,778	14,370					21,778	14,370					0	0					0	0					14,370	14,370	0	0	159,719	159,719	0	0
Debt	$ 484,488	$ 484,488			$ 1,054,041	$ 1,052,363	$ 499,800	$ 484,488			$ 0	$ 0	$ 0	$ 0			$ 1,054,041	$ 1,052,363	$ 499,800	$ 484,488			$ 0	$ 0	$ 0	$ 0